JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)		Value ($000)
LONG POSITIONS — 104.3%
COMMON STOCKS — 48.2%
Australia — 0.7%
AGL Energy Ltd.	—	(a)	2
Ampol Ltd.	—	(a)	3
APA Group	1		5
Aristocrat Leisure Ltd.	—	(a)	4
Aurizon Holdings Ltd.	1		4
Australia & New Zealand Banking Group Ltd.	2		34
BHP Group Ltd.	1		49
BHP Group plc	9		254
Brambles Ltd.	1		5
Cochlear Ltd.	—	(a)	6
Coles Group Ltd.	—	(a)	6
Commonwealth Bank of Australia	1		44
Computershare Ltd.	—	(a)	5
CSL Ltd.	—	(a)	40
Fortescue Metals Group Ltd.	—	(a)	5
Goodman Group, REIT	1		13
GPT Group (The), REIT	3		11
Insurance Australia Group Ltd.	1		3
LendLease Corp. Ltd.	—	(a)	3
Macquarie Group Ltd.	—	(a)	18
Mirvac Group, REIT	6		12
National Australia Bank Ltd.	1		19
Newcrest Mining Ltd.	—	(a)	6
Oil Search Ltd.	1		2
Orica Ltd.	—	(a)	3
Origin Energy Ltd.	1		2
QBE Insurance Group Ltd.	1		8
Ramsay Health Care Ltd.	—	(a)	4
REA Group Ltd.	—	(a)	5
Rio Tinto Ltd.	—	(a)	19
Rio Tinto plc	2		186
Santos Ltd.	1		3
Sonic Healthcare Ltd.	—	(a)	3
South32 Ltd.	3		6
Stockland, REIT	1		4
Suncorp Group Ltd.	1		7
Sydney Airport *	1		3
Tabcorp Holdings Ltd.	1		4
Telstra Corp. Ltd.	1		2
TPG Telecom Ltd.	—	(a)	2
Transurban Group	1		11
Treasury Wine Estates Ltd.	—	(a)	2
Wesfarmers Ltd.	—	(a)	19
Westpac Banking Corp.	2		31
Woodside Petroleum Ltd.	—	(a)	6
Woolworths Group Ltd.	1		21

			904

Austria — 0.1%
Erste Group Bank AG	5		155

Belgium — 0.2%
KBC Group NV *	3		218

Canada — 0.5%
Brookfield Asset Management, Inc., Class A	—	(a)	19
Canadian National Railway Co.	2		195
Canadian Pacific Railway Ltd.	—	(a)	82
Fairfax Financial Holdings Ltd.	—	(a)	48
Toronto-Dominion Bank (The)	3		208

			552

China — 0.9%
Alibaba Group Holding Ltd. *	10		270
Alibaba Group Holding Ltd., ADR *	—	(a)	21
BOC Hong Kong Holdings Ltd.	3		11
Ping An Insurance Group Co. of China Ltd., Class H	31		365
Prosus NV *	—	(a)	51
Tencent Holdings Ltd.	5		367
Wilmar International Ltd.	1		5

			1,090

Denmark - 0.8%
Carlsberg A/S, Class B	1		211
Genmab A/S *	—	(a)	11
Novo Nordisk A/S, Class B	8		561
Orsted A/S (b)	1		206
Vestas Wind Systems A/S	—	(a)	9

			998

Finland — 0.2%
Elisa OYJ	—	(a)	20
Kone OYJ, Class B	2		189
UPM-Kymmene OYJ	1		27

			236

France — 2.7%
Accor SA *	1		22
Air Liquide SA	—	(a)	55
Airbus SE * (c)	2		242
Alstom SA *	1		38
Arkema SA	—	(a)	26
AXA SA	2		51
BioMerieux	—	(a)	20
BNP Paribas SA *	3		177
Capgemini SE	2		286
Dassault Systemes SE (c)	—	(a)	42
Eiffage SA *	—	(a)	14
EssilorLuxottica SA	—	(a)	14
Faurecia SE	—	(a)	2
Kering SA	—	(a)	52
L’Oreal SA	—	(a)	74
LVMH Moet Hennessy Louis Vuitton SE	1		427
Pernod Ricard SA	—	(a)	32
Safran SA	2		274
Sanofi	—	(a)	46
Schneider Electric SE	4		618
Societe Generale SA *	5		131
Thales SA	—	(a)	22
TOTAL SE	2		82
Veolia Environnement SA	1		36
Vinci SA	4		456

			3,239

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Germany — 2.0%
adidas AG *	2		551
Allianz SE (Registered)	2		532
BASF SE	1		46
Bayer AG (Registered)	—	(a)	31
Daimler AG (Registered)	—	(a)	41
Delivery Hero SE * (b)	1		135
Deutsche Boerse AG	—	(a)	13
Deutsche Post AG (Registered)	1		64
Deutsche Telekom AG (Registered)	4		76
Infineon Technologies AG	1		59
Merck KGaA	—	(a)	35
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	—	(a)	58
RWE AG	4		159
SAP SE	—	(a)	56
Siemens AG (Registered)	—	(a)	59
Volkswagen AG (Preference)	1		413
Vonovia SE	1		80
Zalando SE * (b)	—	(a)	5

			2,413

Hong Kong — 0.6%
AIA Group Ltd.	32		394
ASM Pacific Technology Ltd.	—	(a)	1
CK Asset Holdings Ltd.	1		6
CK Infrastructure Holdings Ltd.	1		3
CLP Holdings Ltd.	1		5
Hang Seng Bank Ltd.	—	(a)	8
Henderson Land Development Co. Ltd.	1		4
HKT Trust & HKT Ltd.	1		1
Hong Kong & China Gas Co. Ltd.	4		7
Hong Kong Exchanges & Clearing Ltd.	4		208
Hongkong Land Holdings Ltd.	1		3
Jardine Matheson Holdings Ltd.	—	(a)	6
Link, REIT	1		6
MTR Corp. Ltd.	1		3
New World Development Co. Ltd.	1		3
Power Assets Holdings Ltd.	1		3
Sino Land Co. Ltd.	2		3
Sun Hung Kai Properties Ltd.	1		7
Swire Pacific Ltd., Class A	1		4
Techtronic Industries Co. Ltd.	1		9
WH Group Ltd. (b)	2		2
Wharf Real Estate Investment Co. Ltd.	1		6

			692

India — 0.4%
HDFC Bank Ltd., ADR *	6		437

Indonesia — 0.1%
Bank Central Asia Tbk. PT	58		124

Ireland — 0.2%
CRH plc	1		42
Kingspan Group plc	—	(a)	25
Kingspan Group plc	—	(a)	15
Ryanair Holdings plc, ADR *	1		162
			244

Italy — 0.3%
Enel SpA	3		28
Ferrari NV	—	(a)	92
FinecoBank Banca Fineco SpA * (c)	2		28
Snam SpA	7		39
UniCredit SpA *	15		154

			341

Japan — 2.7%
Advantest Corp.	—	(a)	9
Aeon Co. Ltd.	—	(a)	3
Amada Co. Ltd.	1		7
Asahi Group Holdings Ltd.	1		21
Asahi Intecc Co. Ltd.	—	(a)	3
Asahi Kasei Corp.	2		18
Astellas Pharma, Inc.	1		9
Bridgestone Corp.	—	(a)	16
Canon, Inc.	—	(a)	9
Casio Computer Co. Ltd.	—	(a)	8
Central Japan Railway Co.	—	(a)	15
Chubu Electric Power Co., Inc.	1		8
Chugai Pharmaceutical Co. Ltd.	—	(a)	12
Concordia Financial Group Ltd.	2		7
CyberAgent, Inc.	—	(a)	7
Dai Nippon Printing Co. Ltd.	—	(a)	2
Dai-ichi Life Holdings, Inc.	—	(a)	3
Daiichi Sankyo Co. Ltd.	1		32
Daikin Industries Ltd.	—	(a)	40
Daito Trust Construction Co. Ltd.	—	(a)	12
Daiwa House Industry Co. Ltd.	1		18
Daiwa House REIT Investment Corp., REIT	—	(a)	3
Denso Corp.	—	(a)	27
Dentsu Group, Inc.	—	(a)	10
East Japan Railway Co.	—	(a)	14
Eisai Co. Ltd.	—	(a)	7
ENEOS Holdings, Inc.	3		13
FANUC Corp.	—	(a)	24
Fast Retailing Co. Ltd.	—	(a)	80
FUJIFILM Holdings Corp.	—	(a)	18
Fujitsu Ltd.	—	(a)	15
Fukuoka Financial Group, Inc.	—	(a)	8
GLP J-REIT, REIT	—	(a)	2
Hankyu Hanshin Holdings, Inc.	—	(a)	3
Hitachi Ltd.	1		41
Honda Motor Co. Ltd.	1		30
Hoya Corp.	—	(a)	35
Isuzu Motors Ltd.	1		8
ITOCHU Corp.	1		36
Japan Airlines Co. Ltd. *	6		139
Japan Exchange Group, Inc.	1		14
Japan Metropolitan Fund Invest, REIT	—	(a)	4
Japan Post Holdings Co. Ltd. *	—	(a)	2
Japan Post Insurance Co. Ltd.	—	(a)	2
Japan Real Estate Investment Corp., REIT	—	(a)	6
Japan Tobacco, Inc.	1		13
Kajima Corp.	1		9

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Kansai Electric Power Co., Inc. (The)	—	(a)	4
Kansai Paint Co. Ltd.	—	(a)	3
Kao Corp.	—	(a)	26
KDDI Corp.	1		31
Keikyu Corp.	—	(a)	2
Keyence Corp.	—	(a)	182
Kikkoman Corp.	—	(a)	6
Kintetsu Group Holdings Co. Ltd. *	—	(a)	4
Kirin Holdings Co. Ltd.	1		10
Komatsu Ltd.	—	(a)	12
Konami Holdings Corp.	—	(a)	12
Kubota Corp.	1		25
Kuraray Co. Ltd.	1		8
Kyocera Corp.	—	(a)	13
Kyowa Kirin Co. Ltd.	1		15
Kyushu Electric Power Co., Inc.	—	(a)	4
Lawson, Inc.	—	(a)	5
Lion Corp.	—	(a)	8
M3, Inc.	—	(a)	14
Makita Corp.	—	(a)	4
Marui Group Co. Ltd.	—	(a)	6
MINEBEA MITSUMI, Inc.	1		13
MISUMI Group, Inc.	—	(a)	9
Mitsubishi Corp.	1		31
Mitsubishi Electric Corp.	1		15
Mitsubishi Estate Co. Ltd.	—	(a)	7
Mitsubishi Heavy Industries Ltd.	—	(a)	3
Mitsubishi UFJ Financial Group, Inc.	8		44
Mitsui & Co. Ltd.	1		17
Mitsui Chemicals, Inc.	—	(a)	10
Mitsui Fudosan Co. Ltd.	4		98
Mizuho Financial Group, Inc.	1		12
MS&AD Insurance Group Holdings, Inc.	—	(a)	3
Murata Manufacturing Co. Ltd.	—	(a)	32
Nabtesco Corp.	—	(a)	9
NEC Corp.	—	(a)	6
Nexon Co. Ltd.	—	(a)	6
NH Foods Ltd.	—	(a)	9
Nidec Corp.	—	(a)	49
Nihon M&A Center, Inc.	—	(a)	5
Nintendo Co. Ltd.	—	(a)	56
Nippon Building Fund, Inc., REIT	—	(a)	6
Nippon Express Co. Ltd.	—	(a)	15
Nippon Prologis REIT, Inc., REIT	—	(a)	6
Nippon Steel Corp.	1		12
Nippon Telegraph & Telephone Corp.	1		28
Nippon Yusen KK	—	(a)	7
Nissan Motor Co. Ltd. *	1		7
Nissin Foods Holdings Co. Ltd.	—	(a)	7
Nitori Holdings Co. Ltd.	—	(a)	19
Nomura Holdings, Inc.	1		4
Nomura Real Estate Master Fund, Inc., REIT	—	(a)	3
Nomura Research Institute Ltd.	—	(a)	12
Odakyu Electric Railway Co. Ltd.	—	(a)	5
Olympus Corp.	—	(a)	8
Omron Corp.	—	(a)	8
Ono Pharmaceutical Co. Ltd.	1		13
Oriental Land Co. Ltd.	—	(a)	15
ORIX Corp.	1		19
Orix JREIT, Inc., REIT	—	(a)	2
Otsuka Corp.	—	(a)	9
Otsuka Holdings Co. Ltd.	—	(a)	8
Pan Pacific International Holdings Corp.	—	(a)	7
Panasonic Corp.	1		16
Rakuten Group, Inc.	1		11
Recruit Holdings Co. Ltd.	1		44
Resona Holdings, Inc.	3		11
Rinnai Corp.	—	(a)	11
Rohm Co. Ltd.	—	(a)	10
Ryohin Keikaku Co. Ltd.	—	(a)	10
Santen Pharmaceutical Co. Ltd.	—	(a)	1
SBI Holdings, Inc.	—	(a)	8
Secom Co. Ltd.	—	(a)	8
Seiko Epson Corp.	—	(a)	2
Sekisui House Ltd.	1		11
Seven & i Holdings Co. Ltd.	1		24
Shimadzu Corp.	—	(a)	11
Shin-Etsu Chemical Co. Ltd.	—	(a)	51
Shionogi & Co. Ltd.	—	(a)	16
Shiseido Co. Ltd.	—	(a)	13
SMC Corp.	—	(a)	116
SoftBank Corp.	1		12
SoftBank Group Corp.	1		77
Sompo Holdings, Inc.	—	(a)	8
Sony Group Corp.	4		370
Square Enix Holdings Co. Ltd.	—	(a)	11
Stanley Electric Co. Ltd.	—	(a)	3
Sumitomo Chemical Co. Ltd.	1		4
Sumitomo Electric Industries Ltd.	—	(a)	6
Sumitomo Metal Mining Co. Ltd.	—	(a)	13
Sumitomo Mitsui Financial Group, Inc.	1		36
Sumitomo Realty & Development Co. Ltd.	—	(a)	4
Sundrug Co. Ltd.	—	(a)	7
Suntory Beverage & Food Ltd.	—	(a)	4
Suzuki Motor Corp.	—	(a)	14
Sysmex Corp.	—	(a)	11
T&D Holdings, Inc.	1		12
Taiheiyo Cement Corp.	—	(a)	5
Taisei Corp.	—	(a)	12
Takeda Pharmaceutical Co. Ltd.	1		33
Terumo Corp.	1		18
Tohoku Electric Power Co., Inc.	—	(a)	3
Tokio Marine Holdings, Inc.	1		29
Tokyo Electric Power Co. Holdings, Inc. *	—	(a)	1
Tokyo Electron Ltd.	—	(a)	43
Tokyo Gas Co. Ltd.	—	(a)	9
Tokyu Corp.	1		9
Toppan Printing Co. Ltd.	—	(a)	2
Toshiba Corp.	—	(a)	7
Toyota Motor Corp.	4		272
Toyota Tsusho Corp.	—	(a)	4

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Unicharm Corp.	—	(a)	4
United Urban Investment Corp., REIT	—	(a)	1
Yamaha Corp.	—	(a)	5
Yamaha Motor Co. Ltd.	—	(a)	5
Yamato Holdings Co. Ltd.	—	(a)	5
Yaskawa Electric Corp.	—	(a)	5
Z Holdings Corp.	1		6

			3,314

Macau — 0.0% (d)
Galaxy Entertainment Group Ltd. *	1		9
Sands China Ltd. *	2		8
Wynn Macau Ltd. *	—	(a)	1

			18

Netherlands — 1.7%
Adyen NV * (b)	—	(a)	24
Akzo Nobel NV	2		267
ASML Holding NV	1		698
Heineken NV	2		166
ING Groep NV	17		204
Koninklijke Ahold Delhaize NV	1		39
Koninklijke DSM NV	—	(a)	19
Koninklijke KPN NV	9		31
Koninklijke Philips NV *	—	(a)	22
NN Group NV	1		40
NXP Semiconductors NV	2		476
Randstad NV	—	(a)	17
Royal Dutch Shell plc, Class A	2		32
Royal Dutch Shell plc, Class B	2		35
Wolters Kluwer NV	—	(a)	36

			2,106

New Zealand — 0.0% (d)
Auckland International Airport Ltd. *	1		4
Ryman Healthcare Ltd.	—	(a)	3
Spark New Zealand Ltd.	1		4

			11

Norway — 0.0% (d)
Telenor ASA	1		19

Peru — 0.0% (d)
Credicorp Ltd.	—	(a)	44

Portugal — 0.0% (d)
Galp Energia SGPS SA	1		16

Singapore — 0.1%
Ascendas, REIT	1		2
CapitaLand Integrated Commercial Trust, REIT	1		2
CapitaLand Ltd.	2		5
DBS Group Holdings Ltd.	1		26
Genting Singapore Ltd.	2		1
Keppel Corp. Ltd.	1		4
Oversea-Chinese Banking Corp. Ltd.	2		21
Singapore Telecommunications Ltd.	6		10
United Overseas Bank Ltd.	—	(a)	4

			75

South Africa — 0.2%
Anglo American plc	5		190

South Korea — 0.6%
LG Chem Ltd.	—	(a)	142
Samsung Electronics Co. Ltd.	8		567

			709

Spain — 0.7%
Banco Bilbao Vizcaya Argentaria SA	8		40
Banco Santander SA	9		32
CaixaBank SA	7		23
Cellnex Telecom SA (b)	2		108
Endesa SA	1		16
Grifols SA (c)	1		25
Iberdrola SA	30		382
Industria de Diseno Textil SA	7		229

			855

Sweden — 0.8%
Atlas Copco AB, Class A	3		203
Boliden AB	1		27
Lundin Energy AB	1		23
Sandvik AB *	1		40
SKF AB, Class B (c)	9		244
Svenska Handelsbanken AB, Class A	16		174
Telefonaktiebolaget LM Ericsson, Class B	1		12
Volvo AB, Class B (c)	10		263

			986

Switzerland — 1.5%
ABB Ltd. (Registered)	1		27
Adecco Group AG (Registered)	—	(a)	20
Cie Financiere Richemont SA (Registered)	—	(a)	14
Credit Suisse Group AG (Registered)	1		13
Givaudan SA (Registered)	—	(a)	8
LafargeHolcim Ltd. (Registered) *	4		226
Lonza Group AG (Registered)	—	(a)	169
Nestle SA (Registered)	4		478
Novartis AG (Registered)	2		142
Roche Holding AG	1		204
Schindler Holding AG	—	(a)	19
SGS SA (Registered)	—	(a)	185
Sika AG (Registered)	—	(a)	6
UBS Group AG (Registered)	2		30
Zurich Insurance Group AG	1		221

			1,762

Taiwan — 0.4%
Sea Ltd., ADR *	1		141
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3		393

			534

United Kingdom — 2.5%
3i Group plc	3		42
AstraZeneca plc	1		70
Barclays plc	4		11
BP plc	48		195
British American Tobacco plc	2		65
CK Hutchison Holdings Ltd.	2		16

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
DCC plc	—	(a)	28
Diageo plc	13		528
GlaxoSmithKline plc	2		39
HSBC Holdings plc	8		47
InterContinental Hotels Group plc *	3		207
Intertek Group plc	—	(a)	30
Legal & General Group plc	44		168
Linde plc	—	(a)	130
Linde plc	1		184
Lloyds Banking Group plc *	81		47
London Stock Exchange Group plc	1		135
Next plc *	—	(a)	11
Persimmon plc	5		191
Prudential plc	1		28
Reckitt Benckiser Group plc	3		262
RELX plc	7		173
RELX plc	2		44
Standard Chartered plc	4		25
Taylor Wimpey plc *	66		163
Tesco plc	11		35
Unilever plc	1		61
Unilever plc	1		41
Vodafone Group plc	8		14

			2,990

United States — 27.3%
AbbVie, Inc.	4		399
Advanced Micro Devices, Inc. *	3		268
Affirm Holdings, Inc. *	—	(a)	23
Agios Pharmaceuticals, Inc. *	—	(a)	10
Airbnb, Inc., Class A *	—	(a)	39
Alleghany Corp. *	—	(a)	40
Alnylam Pharmaceuticals, Inc. *	—	(a)	46
Alphabet, Inc., Class C * (e)	1		1,280
Altice USA, Inc., Class A *	2		57
Amazon.com, Inc. *(e)	—	(a)	1,197
American Electric Power Co., Inc.	1		74
American Express Co.	—	(a)	69
American Homes 4 Rent, Class A, REIT	1		50
American International Group, Inc.	2		89
AmerisourceBergen Corp.	—	(a)	49
AMETEK, Inc.	1		82
Amgen, Inc.	1		177
Analog Devices, Inc.	3		402
Apple, Inc.	9		1,065
Applied Materials, Inc.	2		205
Array Technologies, Inc. *	2		49
Arrow Electronics, Inc. *	—	(a)	36
AutoZone, Inc. *	—	(a)	111
AvalonBay Communities, Inc., REIT	—	(a)	14
Ball Corp.	—	(a)	26
Bank of America Corp.	7		277
Berkshire Hathaway, Inc., Class B *	1		246
Best Buy Co., Inc.	1		60
Biogen, Inc. *	—	(a)	52
BlackRock, Inc.	—	(a)	88
Blackstone Group, Inc. (The), Class A	3		188
Booking Holdings, Inc. *	—	(a)	422
Booz Allen Hamilton Holding Corp.	1		86
Boston Scientific Corp. *	8		309
Bristol-Myers Squibb Co.	5		342
Brixmor Property Group, Inc., REIT	2		49
Cabot Oil & Gas Corp.	1		23
Cadence Design Systems, Inc. *	—	(a)	67
Capital One Financial Corp.	3		324
Carlisle Cos., Inc. (e)	—	(a)	44
CarMax, Inc. *	1		89
Catalent, Inc. *	1		98
CBRE Group, Inc., Class A *	1		72
Ceridian HCM Holding, Inc. *	1		52
Charles Schwab Corp. (The)	3		207
Charter Communications, Inc., Class A *	1		426
Chevron Corp.	1		67
Chubb Ltd.	1		206
Cigna Corp.	2		408
Cisco Systems, Inc.	1		39
Citigroup, Inc.	1		72
Citizens Financial Group, Inc.	2		90
CNA Financial Corp.	—	(a)	20
Coca-Cola Co. (The)	7		380
Columbia Sportswear Co.	—	(a)	41
Comcast Corp., Class A	5		255
CommScope Holding Co., Inc. *	3		49
ConocoPhillips	8		434
Constellation Brands, Inc., Class A	1		232
Cooper Cos., Inc. (The)	—	(a)	78
Copart, Inc. *	1		69
Coty, Inc., Class A *	3		31
Coupa Software, Inc. *	—	(a)	57
Cree, Inc. *	1		60
Crowdstrike Holdings, Inc., Class A *	—	(a)	68
CVS Health Corp.	1		52
Deere & Co.	—	(a)	121
Delta Air Lines, Inc. *	2		86
Dexcom, Inc. *	—	(a)	82
Diamondback Energy, Inc.	—	(a)	23
Discovery, Inc., Class C *	1		54
DISH Network Corp., Class A *	1		51
Dollar General Corp.	—	(a)	31
Dover Corp.	1		93
DraftKings, Inc., Class A *	1		84
EastGroup Properties, Inc., REIT	—	(a)	37
Eastman Chemical Co.	2		223
Edison International	1		32
Eli Lilly and Co.	1		141
Energizer Holdings, Inc.	1		52
Entegris, Inc.	1		110
Entergy Corp.	—	(a)	31
Equitrans Midstream Corp.	2		15
Estee Lauder Cos., Inc. (The), Class A	—	(a)	118
Exact Sciences Corp. *	1		81
Exelixis, Inc. *	3		58
Facebook, Inc., Class A *	1		170
Federal Realty Investment Trust, REIT	—	(a)	39

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Ferguson plc	2		210
Fidelity National Information Services, Inc.	1		176
First Republic Bank	1		86
Fiserv, Inc. *	2		198
Five9, Inc. *	—	(a)	52
FleetCor Technologies, Inc. *	1		145
Fortune Brands Home & Security, Inc.	1		111
Freeport-McMoRan, Inc. *	3		90
Gap, Inc. (The) *	1		36
Garmin Ltd.	1		105
Generac Holdings, Inc. *	—	(a)	142
General Dynamics Corp.	—	(a)	51
Global Payments, Inc.	1		141
Graphic Packaging Holding Co.	3		54
Hartford Financial Services Group, Inc. (The)	1		67
HCA Healthcare, Inc.	—	(a)	34
Home Depot, Inc. (The)	1		200
Honeywell International, Inc.	—	(a)	68
Horizon Therapeutics plc *	1		77
HubSpot, Inc. *	—	(a)	72
IHS Markit Ltd.	1		72
Illinois Tool Works, Inc.	—	(a)	14
Ingersoll Rand, Inc. *	5		223
Insulet Corp. *	—	(a)	43
International Business Machines Corp.	—	(a)	30
Intuit, Inc.	—	(a)	140
Intuitive Surgical, Inc. *	—	(a)	101
Invesco Ltd.	1		21
ITT, Inc.	1		52
James Hardie Industries plc, CHDI	—	(a)	8
Jazz Pharmaceuticals plc *	—	(a)	67
Johnson & Johnson	1		115
KB Home	1		47
Keurig Dr Pepper, Inc.	1		38
Keysight Technologies, Inc. *	1		103
Kimco Realty Corp., REIT	3		52
Kinder Morgan, Inc.	4		63
Kohl’s Corp.	—	(a)	28
Kraft Heinz Co. (The)	1		43
Lam Research Corp.	—	(a)	168
Lamar Advertising Co., Class A, REIT	—	(a)	12
Las Vegas Sands Corp. *	2		144
Leidos Holdings, Inc.	—	(a)	11
Liberty Media Corp.-Liberty SiriusXM, Class A *	2		71
Liberty Media Corp.-Liberty SiriusXM, Class C *	3		114
Loews Corp. (e)	2		115
Lowe’s Cos., Inc.	1		228
Lyft, Inc., Class A *	4		279
M&T Bank Corp.	1		89
Marathon Petroleum Corp.	1		56
Marsh & McLennan Cos., Inc.	—	(a)	39
Martin Marietta Materials, Inc.	—	(a)	80
Mastercard, Inc., Class A (e)	2		870
Match Group, Inc. *	1		149
McKesson Corp.	—	(a)	75
Medtronic plc	1		65
Merck & Co., Inc.	1		40
Mettler-Toledo International, Inc. *	—	(a)	79
Microchip Technology, Inc.	1		81
Microsoft Corp. (e)	6		1,492
Mid-America Apartment Communities, Inc., REIT	—	(a)	61
Middleby Corp. (The) *	—	(a)	35
Mohawk Industries, Inc. *	—	(a)	57
MongoDB, Inc. *	—	(a)	56
Morgan Stanley	3		240
Murphy USA, Inc.	—	(a)	56
National Vision Holdings, Inc. *	1		44
Netflix, Inc. *	—	(a)	196
Newell Brands, Inc.	2		52
Nexstar Media Group, Inc., Class A	—	(a)	45
NextEra Energy, Inc.	5		352
NIKE, Inc., Class B	1		166
Norfolk Southern Corp.	1		382
Northern Trust Corp.	1		56
Northrop Grumman Corp.	—	(a)	49
Norwegian Cruise Line Holdings Ltd. *(c)	1		17
NVIDIA Corp. (e)	—	(a)	262
Old Dominion Freight Line, Inc.	—	(a)	88
Open Lending Corp., Class A *	—	(a)	7
O’Reilly Automotive, Inc. *	1		296
Otis Worldwide Corp.	—	(a)	17
Packaging Corp. of America	—	(a)	55
Paylocity Holding Corp. *	—	(a)	35
PayPal Holdings, Inc. *	1		213
Pfizer, Inc.	1		42
Philip Morris International, Inc.	—	(a)	43
Phillips 66	1		52
Pinterest, Inc., Class A *	1		44
Pioneer Natural Resources Co.	1		112
PNC Financial Services Group, Inc. (The)	1		91
Post Holdings, Inc. *	1		66
Procter & Gamble Co. (The)	1		85
Progressive Corp. (The)	1		111
Prologis, Inc., REIT	2		186
Public Storage, REIT	—	(a)	74
QUALCOMM, Inc.	1		179
Ralph Lauren Corp. *	—	(a)	44
Rayonier, Inc., REIT	2		53
Raytheon Technologies Corp.	1		79
Regeneron Pharmaceuticals, Inc. *	1		276
RingCentral, Inc., Class A *	—	(a)	—	(a)
Roku, Inc. *	—	(a)	68
Royal Caribbean Cruises Ltd. *	1		127
Royalty Pharma plc, Class A	2		69
S&P Global, Inc.	—	(a)	73
Seagate Technology plc	1		100
ServiceNow, Inc. *	—	(a)	88
Signature Bank	—	(a)	49
Snap, Inc., Class A *	1		63
Snowflake, Inc., Class A *	—	(a)	35

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)			Value ($000)
SolarEdge Technologies, Inc.*		—	(a)	120
Spirit Airlines, Inc.*		—	(a)	15
Stanley Black & Decker, Inc.		2		361
State Street Corp.		3		255
Stellantis NV		2		40
Sun Communities, Inc., REIT		1		102
SYNNEX Corp.		—	(a)	23
Synopsys, Inc.*		—	(a)	83
Sysco Corp.		1		42
T. Rowe Price Group, Inc.		—	(a)	50
Teradyne, Inc.		—	(a)	58
Tesla, Inc.*		1		508
Texas Instruments, Inc. (e)		—	(a)	81
Thermo Fisher Scientific, Inc.		1		251
Thor Industries, Inc.		—	(a)	67
T-Mobile US, Inc.*		2		209
Toll Brothers, Inc.		1		48
Tractor Supply Co.		1		107
Trade Desk, Inc. (The), Class A*		—	(a)	68
Trane Technologies plc		2		408
Travelers Cos., Inc. (The)		1		118
Truist Financial Corp.		5		274
Twilio, Inc., Class A*		—	(a)	71
Uber Technologies, Inc.*		3		174
United Airlines Holdings, Inc.*		1		65
UnitedHealth Group, Inc. (e)		2		741
US Bancorp		1		70
Verizon Communications, Inc.		2		119
Vertex Pharmaceuticals, Inc.*		1		118
Viatris, Inc.*		2		24
Visa, Inc., Class A		1		119
Vornado Realty Trust, REIT		—	(a)	12
Walt Disney Co. (The)*		—	(a)	79
Wells Fargo & Co.		10		376
Welltower, Inc., REIT		—	(a)	17
WestRock Co.		1		54
Weyerhaeuser Co., REIT		1		43
Williams Cos., Inc. (The)		2		47
Workday, Inc., Class A*		—	(a)	119
Xcel Energy, Inc.		1		84
Yum! Brands, Inc.		2		238
Zebra Technologies Corp., Class A*		—	(a)	108
Zillow Group, Inc., Class C*		—	(a)	56
Zimmer Biomet Holdings, Inc.		1		220
Zscaler, Inc.*		1		248

				32,986

TOTAL COMMON STOCKS (Cost $41,178)				58,258

INVESTMENT COMPANIES — 26.0%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (f)		135		5,817
JPMorgan High Yield Fund Class R6 Shares (f)		2,511		18,056
JPMorgan Large Cap Value Fund Class R6 Shares (f)		328		6,402
JPMorgan Mortgage-Backed Securities Fund Class R6 Shares (f)		103		1,184

TOTAL INVESTMENT COMPANIES (Cost $27,019)				31,459

	Principal Amount ($000)
FOREIGN GOVERNMENT SECURITIES — 5.8%
Australia — 0.0%(d)
Commonwealth of Australia
1.00%, 12/21/2030 (b)	AUD	12		9
3.75%, 4/21/2037 (b)	AUD	33		30
2.75%, 5/21/2041 (b)	AUD	1		1
3.00%, 3/21/2047 (b)	AUD	14		11

				51

Belgium — 0.1%
Kingdom of Belgium
0.10%, 6/22/2030 (b)	EUR	45		54
3.00%, 6/22/2034 (b)	EUR	29		47
1.90%, 6/22/2038 (b)	EUR	25		37
1.60%, 6/22/2047 (b)	EUR	1		1
1.70%, 6/22/2050 (b)	EUR	5		7
2.15%, 6/22/2066 (b)	EUR	7		12

				158

Canada — 0.2%
Canada Government Bond
2.00%, 9/1/2023	CAD	62		51
1.50%, 9/1/2024	CAD	2		2
1.25%, 3/1/2025	CAD	7		6
0.50%, 9/1/2025	CAD	50		39
0.25%, 3/1/2026	CAD	100		77
1.00%, 6/1/2027	CAD	17		13
5.00%, 6/1/2037	CAD	10		12
3.50%, 12/1/2045	CAD	9		9
2.75%, 12/1/2048	CAD	24		22
2.75%, 12/1/2064	CAD	3		3

				234

China — 0.2%
Export-Import Bank of China (The)
0.75%, 5/28/2023 (b)	EUR	200		238

Denmark — 0.0%(d)
Kingdom of Denmark
1.50%, 11/15/2023	DKK	36		6
1.75%, 11/15/2025	DKK	28		5
0.50%, 11/15/2027	DKK	10		2
0.50%, 11/15/2029 (b)	DKK	86		14
4.50%, 11/15/2039	DKK	78		22

				49

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
France — 0.6%
French Republic
0.00%, 3/25/2023 (b)	EUR	39	46
1.75%, 11/25/2024 (b)	EUR	56	71
0.25%, 11/25/2026 (b)	EUR	93	113
0.50%, 5/25/2029 (b)	EUR	15	18
0.00%, 11/25/2029 (b)	EUR	190	226
1.25%, 5/25/2034 (b)	EUR	93	124
3.25%, 5/25/2045 (b)	EUR	34	63
2.00%, 5/25/2048 (b)	EUR	5	8
1.50%, 5/25/2050 (b)	EUR	9	13
0.75%, 5/25/2052 (b)	EUR	26	30
4.00%, 4/25/2055 (b)	EUR	12	27
4.00%, 4/25/2060 (b)	EUR	2	5
1.75%, 5/25/2066 (b)	EUR	18	28

			772

Germany — 0.3%
Bundesobligation
0.00%, 10/10/2025 (b)	EUR	227	274
Bundesrepublik Deutschland
2.50%, 7/4/2044 (b)	EUR	48	87
0.00%, 8/15/2050 (b)	EUR	55	60

			421

Italy — 1.0%
Buoni Poliennali del Tesoro
1.35%, 4/15/2022 (b)	EUR	13	16
1.45%, 9/15/2022 (b)	EUR	41	49
0.00%, 1/15/2024 (b)	EUR	90	106
0.35%, 2/1/2025 (b)	EUR	145	173
1.40%, 5/26/2025 (b)	EUR	89	111
1.85%, 7/1/2025 (b)	EUR	50	63
0.50%, 2/1/2026 (b)	EUR	83	100
1.60%, 6/1/2026 (b)	EUR	24	30
2.80%, 12/1/2028 (b)	EUR	80	111
3.00%, 8/1/2029 (b)	EUR	14	20
1.35%, 4/1/2030 (b)	EUR	110	138
1.65%, 3/1/2032 (b)	EUR	39	50
2.45%, 9/1/2033 (b)	EUR	11	15
2.25%, 9/1/2036 (b)	EUR	56	77
4.00%, 2/1/2037 (b)	EUR	19	32
4.75%, 9/1/2044 (b)	EUR	19	37
3.45%, 3/1/2048 (b)	EUR	25	41
3.85%, 9/1/2049 (b)	EUR	4	7
2.80%, 3/1/2067 (b)	EUR	14	21

			1,197

Japan — 1.9%
Japan Government Bond
0.10%, 12/20/2022	JPY	19,750	179
0.60%, 12/20/2023	JPY	24,250	223
0.10%, 9/20/2024	JPY	12,600	115
0.10%, 12/20/2024	JPY	14,800	135
0.10%, 3/20/2025	JPY	3,500	32
0.30%, 12/20/2025	JPY	10,900	100
0.10%, 12/20/2027	JPY	2,600	24
0.10%, 6/20/2029	JPY	4,550	41
0.10%, 9/20/2029	JPY	750	7
0.10%, 12/20/2029	JPY	16,100	146
0.10%, 3/20/2030	JPY	11,250	102
1.50%, 3/20/2034	JPY	33,650	353
0.60%, 12/20/2037	JPY	35,950	336
2.50%, 3/20/2038	JPY	500	6
0.30%, 12/20/2039	JPY	12,300	108
1.70%, 9/20/2044	JPY	50	1
1.40%, 12/20/2045	JPY	4,550	49
0.80%, 3/20/2047	JPY	9,200	87
0.40%, 9/20/2049	JPY	2,000	17
0.40%, 12/20/2049	JPY	2,250	19
0.90%, 3/20/2057	JPY	16,000	154

			2,234

Netherlands — 0.1%
Kingdom of Netherlands
0.25%, 7/15/2029 (b)	EUR	22	27
0.50%, 1/15/2040 (b)	EUR	28	35
0.00%, 1/15/2052 (b)	EUR	13	14

			76

Qatar — 0.2%
State of Qatar
3.88%, 4/23/2023 (g)		200	213

South Korea — 0.1%
Export-Import Bank of Korea
0.38%, 3/26/2024 (b)	EUR	100	119

Spain — 0.5%
Bonos and Obligaciones del Estado
0.00%, 4/30/2023	EUR	84	99
1.60%, 4/30/2025 (b)	EUR	92	117
1.40%, 7/30/2028 (b)	EUR	4	5
1.45%, 4/30/2029 (b)	EUR	31	40
0.60%, 10/31/2029 (b)	EUR	49	60
0.50%, 4/30/2030 (b)	EUR	44	53
1.95%, 7/30/2030 (b)	EUR	10	14
1.25%, 10/31/2030 (b)	EUR	14	18
2.35%, 7/30/2033 (b)	EUR	8	11
1.85%, 7/30/2035 (b)	EUR	15	20
4.20%, 1/31/2037 (b)	EUR	31	55
1.20%, 10/31/2040 (b)	EUR	7	8
2.70%, 10/31/2048 (b)	EUR	30	48
3.45%, 7/30/2066 (b)	EUR	11	21

			569

Sweden — 0.0%(d)
Kingdom of Sweden
3.50%, 6/1/2022	SEK	35	4
2.50%, 5/12/2025	SEK	90	11
0.75%, 11/12/2029 (b)	SEK	40	5
2.25%, 6/1/2032 (b)	SEK	15	2
3.50%, 3/30/2039	SEK	45	8

			30

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)			Value ($000)
United Kingdom — 0.6%
United Kingdom of Great Britain and Northern Ireland
0.63%, 6/7/2025 (b)	GBP	34		47
6.00%, 12/7/2028 (b)	GBP	26		50
0.38%, 10/22/2030 (b)	GBP	71		93
4.75%, 12/7/2038 (b)	GBP	59		127
3.50%, 1/22/2045 (b)	GBP	16		32
4.25%, 12/7/2046 (b)	GBP	50		112
1.75%, 1/22/2049 (b)	GBP	23		34
4.25%, 12/7/2055 (b)	GBP	15		36
2.50%, 7/22/2065 (b)	GBP	59		114
3.50%, 7/22/2068 (b)	GBP	8		20

				665

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $6,925)				7,026

	Shares (000)
EXCHANGE-TRADED FUNDS — 4.6%
United States — 4.6%
Invesco S&P 500 Equal Weight ETF (c) (Cost $5,547)		39		5,543

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Notes
1.38%, 1/31/2022 (h) (Cost $1,582)		1,565		1,582

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
United States — 1.3%
American Home Mortgage Investment Trust
Series 2005-1, Class 6A, 2.20%, 6/25/2045 (i)		18		19
Banc of America Funding Trust
Series 2006-A, Class 1A1, 2.73%, 2/20/2036 (i)		14		14
Banc of America Mortgage Trust
Series 2005-A, Class 2A2, 2.56%, 2/25/2035 (i)		15		15
Bear Stearns ALT-A Trust
Series 2005-4, Class 23A2, 2.76%, 5/25/2035 (i)		27		28
Deephaven Residential Mortgage Trust
Series 2019-4A, Class B1, 3.99%, 10/25/2059 ‡ (g) (i)		140		140
Series 2020-1, Class A3, 2.65%, 1/25/2060 (g) (i)		263		265
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-3, Class 2A1, 0.86%, 10/25/2047 (i)		—	(a)	—	(a)
FNMA, Connecticut Avenue Securities
Series 2014-C04, Class 2M2, 5.11%, 11/25/2024 (i)		30		31
GCAT Trust
Series 2019-NQM2, Class A3, 3.16%, 9/25/2059 (g) (j)		246		248
GSR Mortgage Loan Trust
Series 2005-AR3, Class 1A1, 0.55%, 5/25/2035 (i)		52		51
Impac CMB Trust
Series 2004-7, Class 1A2, 1.03%, 11/25/2034 (i)		58		59
JPMorgan Mortgage Trust
Series 2005-A3, Class 4A1, 2.84%, 6/25/2035 (i)		4		4
Lehman Mortgage Trust
Series 2005-3, Class 2A3, 5.50%, 1/25/2036		7		7
Merrill Lynch Mortgage Investors Trust
Series 2007-1, Class 4A3, 2.49%, 1/25/2037 (i)		12		12
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR, Class 4A, 3.32%, 7/25/2034 (i)		13		13
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class M1, 2.99%, 9/25/2059 ‡ (g) (i)		300		302
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-5, Class 1APT, 0.67%, 12/25/2035 (i)		36		36
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.00%, 8/25/2019		1		1
Structured Adjustable Rate Mortgage Loan Trust
Series 2007-9, Class 1A1, 1.70%, 10/25/2037 (i)		268		262
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR3, Class A1, 2.71%, 3/25/2035 (i)		11		11
Series 2005-AR5, Class A6, 3.67%, 5/25/2035 (i)		17		18
Series 2005-AR10, Class 1A3, 3.10%, 9/25/2035 (i)		17		18

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,528)				1,554

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
United States — 1.1%
BANK
Series 2017-BNK7, Class B, 3.95%, 9/15/2060	25		27
BX Commercial Mortgage Trust
Series 2020-BXLP, Class F, 2.11%, 12/15/2036 ‡ (g) (i)	100		100
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D, 4.88%, 9/10/2045 ‡ (g) (i)	100		85
Series 2016-P6, Class D, 3.25%, 12/10/2049 ‡ (g)	20		16
Series 2017-P7, Class D, 3.25%, 4/14/2050 ‡ (g)	23		20
Series 2017-P7, Class B, 4.14%, 4/14/2050 ‡ (i)	15		16
Commercial Mortgage Trust
Series 2016-CR28, Class C, 4.64%, 2/10/2049 ‡ (i)	100		107
DBGS Mortgage Trust
Series 2018-5BP, Class B, 0.94%, 6/15/2033 ‡ (g) (i)	100		100
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K734, Class X3, IO, 2.17%, 7/25/2026 (i)	180		17
Series K083, Class X1, IO, 0.03%, 9/25/2028 (i)	14,557		83
Series K094, Class X1, IO, 0.88%, 6/25/2029 (i)	—	(a)	—	(a)
Series K723, Class X3, IO, 1.92%, 10/25/2034 (i)	119		5
Series K153, Class X3, IO, 3.77%, 4/25/2035 (i)	100		31
Series K716, Class X3, IO, 1.78%, 8/25/2042 (i)	317		—	(a)
Series K726, Class X3, IO, 2.13%, 7/25/2044 (i)	302		18
Series K728, Class X3, IO, 1.95%, 11/25/2045 (i)	151		10
Series K071, Class X3, IO, 2.01%, 11/25/2045 (i)	700		82
Series K092, Class X3, IO, 2.25%, 5/25/2047 (i)	100		16
Series K094, Class X3, IO, 2.12%, 7/25/2047 (i)	588		88
FREMF
Series 2018-KF46, Class B, 2.07%, 3/25/2028 (g) (i)	6		5
FREMF Mortgage Trust
Series 2015-KF09, Class B, 5.47%, 5/25/2022 (g) (i)	2		2
Series 2015-KF10, Class B, 6.22%, 7/25/2022 (g) (i)	7		7
Series 2017-KF32, Class B, 2.67%, 5/25/2024 (g) (i)	6		6
Series 2017-KF38, Class B, 2.62%, 9/25/2024 (g) (i)	6		6
Series 2018-KF42, Class B, 2.32%, 12/25/2024 (g) (i)	6		5
Series 2018-KF45, Class B, 2.07%, 3/25/2025 (g) (i)	14		14
Series 2018-KF49, Class B, 2.02%, 6/25/2025 (g) (i)	4		4
Series 2018-KC02, Class B, 4.09%, 7/25/2025 (g) (i)	35		36
Series 2018-KF53, Class B, 2.17%, 10/25/2025(i)	47		47
Series 2019-KC03, Class B, 4.37%, 1/25/2026 (g) (i)	30		30
Series 2019-KF62, Class B, 2.17%, 4/25/2026 (g) (i)	22		22
Series 2018-KF50, Class B, 2.02%, 7/25/2028 (g) (i)	7		7
Series 2019-KF63, Class B, 2.47%, 5/25/2029 (g) (i)	57		57
Series 2012-K19, Class C, 4.02%, 5/25/2045 (g) (i)	10		10
Series 2017-K67, Class C, 3.94%, 9/25/2049 (g) (i)	15		16
Series 2020-K737, Class B, 3.30%, 1/25/2053 (g) (i)	100		105
Series 2019-K96, Class B, 3.81%, 8/25/2056 (g) (i)	30		32
GNMA
Series 2013-178, IO, 0.39%, 6/16/2055 (i)	62		1
Series 2015-172, IO, 0.71%, 3/16/2057 (i)	105		4
Series 2016-40, IO, 0.67%, 7/16/2057 (i)	349		13
Series 2017-69, IO, 0.81%, 7/16/2059 (i)	313		17
Series 2018-119, IO, 0.70%, 5/16/2060 (i)	161		10
LB Commercial Mortgage Trust
Series 2007-C3, Class AJ, 5.62%, 7/15/2044 (i)	4		4
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (i)	54		32
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040 ‡ (g) (i)	15		14

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,372)			1,327

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)			Value ($000)
CORPORATE BONDS — 0.9%
China — 0.2%
China Development Bank
0.88%, 1/24/2024 (b)	EUR	200		240

France — 0.2%
Dexia Credit Local SA
0.75%, 1/25/2023 (b)	EUR	100		120
1.63%, 12/8/2023 (b)	GBP	100		142

				262

Netherlands — 0.1%
BNG Bank NV
4.75%, 3/6/2023 (b)	AUD	15		12
1.90%, 11/26/2025 (b)	AUD	90		71

				83

Singapore — 0.2%
Temasek Financial I Ltd.
0.50%, 3/1/2022 (b)	EUR	150		177

South Korea — 0.2%
Korea Development Bank (The)
1.75%, 12/15/2022 (b)	GBP	100		141
0.63%, 7/17/2023 (b)	EUR	100		119

				260

TOTAL CORPORATE BONDS (Cost $974)				1,022

ASSET-BACKED SECURITIES — 0.4%
United States — 0.4%
AMRESCO Residential Securities Corp. Mortgage Loan Trust
Series 1997-1, Class A7, 7.61%, 3/25/2027 ‡		1		1
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE6, Class M2, 2.58%, 11/25/2033 ‡ (i)		46		46
Series 2004-HE3, Class M2, 1.79%, 6/25/2034 ‡ (i)		57		58
Bear Stearns Asset-Backed Securities Trust
Series 2004-HE5, Class M2, 1.98%, 7/25/2034 ‡ (i)		11		12
Series 2003-2, Class M1, 1.91%, 3/25/2043 ‡ (i)		29		29
Countrywide Asset-Backed Certificates
Series 2004-2, Class M1, 0.86%, 5/25/2034 ‡ (i)		16		16
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M2, 0.93%, 3/25/2034 ‡ (i)		38		38
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-5, Class M3, 1.83%, 7/25/2034 ‡ (i)		47		47
Exeter Automobile Receivables Trust
Series 2018-4A, Class E, 5.38%, 7/15/2025 (g)		20		21
Long Beach Mortgage Loan Trust
Series 2004-4, Class M1, 1.01%, 10/25/2034 ‡ (i)		58		57
Series 2004-6, Class A3, 1.41%, 11/25/2034 ‡ (i)		4		4
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC10, Class M1, 1.13%, 10/25/2033 ‡ (i)		30		30
Structured Asset Investment Loan Trust
Series 2003-BC11, Class M1, 1.08%, 10/25/2033 ‡ (i)		9		9
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 0.28%, 1/25/2037 (i)		49		48
Series 2007-WF2, Class A1, 1.11%, 8/25/2037 ‡ (i)		29		29

TOTAL ASSET-BACKED SECURITIES (Cost $415)				445

SUPRANATIONAL — 0.1%
European Investment Bank
0.50%, 6/21/2023	AUD	30		23
Inter-American Development Bank
0.50%, 5/23/2023	CAD	63		50
4.40%, 1/26/2026	CAD	16		15

TOTAL SUPRANATIONAL (Cost $83)				88

	No. of Rights (000)
RIGHTS — 0.0% (d)
Australia — 0.0% (d)
Computershare Ltd., expiring 4/19/2021 *		—	(a)	—	(a)

Italy — 0.0% (d)
Snam SpA, expiring 4/7/2021 *		7		—	(a)

TOTAL RIGHTS (Cost $—)				—	(a)

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
SHORT-TERM INVESTMENTS — 14.6%
FOREIGN GOVERNMENT TREASURY BILLS — 7.8%
Canadian Treasury Bills 0.10%, 4/1/2021 (k)	CAD	3,344	2,661
0.11%, 4/29/2021 (k)	CAD	4,255	3,385
0.18%, 2/3/2022 (k)	CAD	4,258	3,384

TOTAL FOREIGN GOVERNMENT TREASURY BILLS (Cost $9,271)			9,430

	Shares (000)
INVESTMENT COMPANIES — 2.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (f) (l) (Cost $2,607)		2,606	2,607

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 4.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (f) (l)		4,199	4,200
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (f) (l)		1,447	1,447

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $5,647)			5,647

TOTAL SHORT-TERM INVESTMENTS (Cost $17,525)			17,684

TOTAL LONG POSITIONS (Cost $104,148)			125,988

SHORT POSITIONS — (0.8)%
COMMON STOCKS — (0.7)%
United States — (0.7)%
Entergy Corp.		— (a)	(13)
Kellogg Co.		— (a)	(23)
Magellan Health, Inc. *		(1)	(77)
Navistar International Corp. *		(3)	(126)
NIC, Inc.		(2)	(68)
Perspecta, Inc.		(4)	(130)
Pinnacle West Capital Corp.		— (a)	(37)
RealPage, Inc. *		(1)	(112)
Sirius XM Holdings, Inc.		(20)	(119)
Varian Medical Systems, Inc. *		(1)	(121)

TOTAL COMMON STOCKS (Proceeds $(814))			(826)

EXCHANGE-TRADED FUNDS — (0.1)%
United States — (0.1)%
SPDR S&P 500 ETF Trust(Proceeds $(124))		— (a)	(126)

TOTAL SHORT POSITIONS (Proceeds $(938))			(952)

Total Investments — 103.5% (Cost $103,210)			125,036
Liabilities in Excess of Other Assets — (3.5)%			(4,192)

Net Assets — 100.0%			120,844

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Summary of Investments by Industry, March 31, 2021

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

LONG PORTFOLIO COMPOSITION BY INDUSTRY	PERCENTAGE
Fixed Income	15.3%
Foreign Government Treasury Bills	7.5
Foreign Government Securities	5.6
U.S. Equity	5.1
International Equity	4.6
Exchange-Traded Fund	4.4
Banks	3.8
Semiconductors & Semiconductor Equipment	2.9
Insurance	2.2
Software	2.2
IT Services	1.9
Pharmaceuticals	1.8
Machinery	1.7
Interactive Media & Services	1.7
Internet & Direct Marketing Retail	1.7
Capital Markets	1.5
Technology Hardware, Storage & Peripherals	1.4
Beverages	1.3
U.S. Treasury Notes	1.3
Specialty Retail	1.2
Collateralized Mortgage Obligations	1.2
Automobiles	1.2
Health Care Providers & Services	1.1
Commercial Mortgage-Backed Securities	1.1
Textiles, Apparel & Luxury Goods	1.0
Oil, Gas & Consumable Fuels	1.0
Biotechnology	1.0
Road & Rail	1.0
Electric Utilities	1.0
Chemicals	1.0
Others (each less than 1.0%)	13.7
Short-Term Investments	6.6

SHORT PORTFOLIO COMPOSITION BY INDUSTRY	PERCENTAGE
IT Services	20.9%
Exchange-Traded Fund	13.2
Machinery	13.2
Health Care Equipment & Supplies	12.7
Media	12.5
Software	11.7
Health Care Providers & Services	8.2
Electric Utilities	5.2
Food Products	2.4

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

ABS	Asset-Backed Securities
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
DKK	Danish Krone
ETF	Exchange-Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGPS	Holding company
SPDR	Standard & Poor’s Depository Receipts
(a)	Amount rounds to less than one thousand.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security or a portion of this security is on loan at March 31, 2021. The total value of securities on loan at March 31, 2021 is $5,489.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $1,748.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(h)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(i)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2021.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(j)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2021.

(k)	The rate shown is the effective yield as of March 31, 2021.
(l)	The rate shown is the current yield as of March 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	19	06/2021	AUD	1,993	1
Canada 10 Year Bond	18	06/2021	CAD	1,990	— (a)
EURO STOXX 50 Index	46	06/2021	EUR	2,088	4
Euro-Bund	28	06/2021	EUR	5,621	(24)
Foreign Exchange AUD/USD	15	06/2021	USD	1,140	(27)
Foreign Exchange CAD/USD	35	06/2021	USD	2,785	6
Foreign Exchange EUR/USD	51	06/2021	USD	7,487	(153)
Foreign Exchange GBP/USD	10	06/2021	USD	862	(10)
Foreign Exchange JPY/USD	50	06/2021	USD	5,648	(113)
FTSE 100 Index	1	06/2021	GBP	92	(1)
Japan 10 Year Bond Mini	3	06/2021	JPY	409	— (a)
Long Gilt	9	06/2021	GBP	1,583	(10)
Russell 2000 E-Mini Index	32	06/2021	USD	3,557	(201)
SPI 200 Index	2	06/2021	AUD	258	(1)
U.S. Treasury Long Bond	23	06/2021	USD	3,561	(133)
3 Month Canadian Bankers Acceptance	1	06/2022	CAD	198	— (a)

					(662)

Short Contracts
Euro-Bobl	(1)	06/2021	EUR	(158)	— (a)
Euro-Schatz	(7)	06/2021	EUR	(920)	— (a)
MSCI EAFE E-Mini Index	(25)	06/2021	USD	(2,740)	9
MSCI Emerging Markets E-Mini Index	(18)	06/2021	USD	(1,191)	4
S&P 500 E-Mini Index	(5)	06/2021	USD	(993)	(12)
U.S. Treasury 2 Year Note	(1)	06/2021	USD	(221)	— (a)
U.S. Treasury 10 Year Note	(18)	06/2021	USD	(2,359)	— (a)
3 Month Canadian Bankers Acceptance	(1)	12/2021	CAD	(198)	— (a)

					1

					(661)

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar
(a)	Amount rounds to less than one thousand.

Forward foreign currency exchange contracts outstanding as of March 31, 2021 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	38	CAD	48	Merrill Lynch International	4/5/2021	—	(a)
USD	34	JPY	3,677	Barclays Bank plc	4/5/2021	—	(a)
USD	70	JPY	7,488	Citibank, NA	4/5/2021	3
USD	25	JPY	2,755	Royal Bank of Canada	4/5/2021	1
USD	2,167	JPY	230,300	TD Bank Financial Group	4/5/2021	87
USD	271	AUD	349	BNP Paribas	4/6/2021	6
USD	55	DKK	338	Merrill Lynch International	4/6/2021	2
USD	34	EUR	28	Barclays Bank plc	4/6/2021	—	(a)
USD	4,304	EUR	3,552	BNP Paribas	4/6/2021	139
USD	23	EUR	19	State Street Corp.	4/6/2021	1
USD	85	EUR	71	TD Bank Financial Group	4/6/2021	1
USD	899	GBP	646	BNP Paribas	4/6/2021	9
USD	13	JPY	1,394	Barclays Bank plc	4/6/2021	—	(a)
USD	41	SEK	344	Merrill Lynch International	4/6/2021	2
CAD	908	USD	721	TD Bank Financial Group	4/19/2021	2
USD	6,952	CAD	8,677	BNP Paribas	4/19/2021	48
GBP	11	USD	15	Barclays Bank plc	5/5/2021	—	(a)
USD	161	AUD	212	Australia & New Zealand Banking Group Ltd.	5/5/2021	—	(a)
USD	4,166	EUR	3,544	Barclays Bank plc	5/5/2021	6
USD	14	EUR	12	Merrill Lynch International	5/5/2021	—	(a)
USD	16	GBP	11	Barclays Bank plc	5/5/2021	—	(a)
USD	40	SEK	344	BNP Paribas	5/5/2021	—	(a)
USD	2,196	JPY	242,864	BNP Paribas	5/6/2021	2

Total unrealized appreciation						309

JPY	1,356	USD	13	Merrill Lynch International	4/5/2021	—	(a)
USD	13	CAD	17	Citibank, NA	4/5/2021	—	(a)
USD	223	CAD	283	Merrill Lynch International	4/5/2021	(2)
AUD	121	USD	94	Citibank, NA	4/6/2021	(2)
AUD	16	USD	13	TD Bank Financial Group	4/6/2021	(1)
EUR	81	USD	98	Barclays Bank plc	4/6/2021	(3)
EUR	44	USD	54	Merrill Lynch International	4/6/2021	(2)
GBP	22	USD	31	Barclays Bank plc	4/6/2021	—	(a)
JPY	1,394	GBP	9	State Street Corp.	4/6/2021	—	(a)
USD	3,193	CAD	4,052	Royal Bank of Canada	4/19/2021	(31)
EUR	15	USD	18	BNP Paribas	5/5/2021	—	(a)
USD	275	CAD	347	TD Bank Financial Group	5/5/2021	(1)
USD	53	DKK	338	BNP Paribas	5/5/2021	—	(a)
USD	872	GBP	633	Merrill Lynch International	5/5/2021	(1)
JPY	1,394	USD	13	Barclays Bank plc	5/6/2021	—	(a)

Total unrealized depreciation						(43)

Net unrealized appreciation						266

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar
(a)	Amount rounds to less than one thousand.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at March 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices		Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
United States	$—		$69		$376	$445
Collateralized Mortgage Obligations
United States	—		1,112		442	1,554
Commercial Mortgage-Backed Securities
United States	—		837		490	1,327
Common Stocks
Australia	—		904		—	904
Austria	—		155		—	155
Belgium	—		218		—	218
Canada	552		—		—	552
China	21		1,069		—	1,090
Denmark	—		998		—	998
Finland	—		236		—	236
France	—		3,239		—	3,239
Germany	—		2,413		—	2,413
Hong Kong	—		692		—	692
India	437		—		—	437
Indonesia	—		124		—	124
Ireland	162		82		—	244
Italy	92		249		—	341
Japan	—		3,314		—	3,314
Macau	—		18		—	18
Netherlands	476		1,630		—	2,106
New Zealand	—		11		—	11
Norway	—		19		—	19
Peru	44		—		—	44
Portugal	—		16		—	16
Singapore	—		75		—	75
South Africa	—		190		—	190
South Korea	—		709		—	709
Spain	—		855		—	855
Sweden	—		986		—	986
Switzerland	—		1,762		—	1,762
Taiwan	534		—		—	534
United Kingdom	191		2,799		—	2,990
United States	32,768		218		—	32,986

Total Common Stocks	35,277		22,981		—	58,258

Corporate Bonds	—		1,022		—	1,022
Exchange-Traded Funds	5,543		—		—	5,543
Foreign Government Securities	—		7,026		—	7,026
Investment Companies	31,459		—		—	31,459
Rights
Australia	—	(a)	—		—	—	(a)
Italy	—		—	(a)	—	—	(a)

Total Rights	—	(a)	—	(a)	—	—	(a)

Supranational	—		88		—	88
U.S. Treasury Obligations	—		1,582		—	1,582
Short-Term Investments
Foreign Government Treasury Bills	—		9,430		—	9,430
Investment Companies	2,607		—		—	2,607

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment of Cash Collateral from Securities Loaned	$5,647	$—	$—	$5,647

Total Short-Term Investments	8,254	9,430	—	17,684

Total Investments in Securities	$80,533	$44,147	$1,308	$125,988

Liabilities
Common Stocks	$(826)	$—	$—	$(826)
Exchange-Traded Funds	(126)	—	—	(126)

Total Liabilities in Securities Sold Short	$(952)	$—	$—	$(952)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$309	$—	$309
Futures Contracts	24	—	—	24
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(43)	—	(43)
Futures Contracts	(685)	—	—	(685)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(661)	$266	$—	$(395)

(a)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2020	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2021
Investments in Securities
Asset-Backed Securities — United States	$458	$3		$(4)	$—	(a)	$—	$(81)	$—	$—	$376
Collateralized Mortgage Obligations — United States	873	—	(a)	(7)	—	(a)	—	(424)	—	—	442
Commercial Mortgage-Backed Securities — United States	782	6		8	—	(a)	—	(306)	—	—	490

Total	$2,113	$9		$(3)	$—		$—	$(811)	$—	$—	$1,308

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2021, which were valued using significant unobservable inputs (level 3), amounted to $6.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at March 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$376	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 12.75% (5.45%)
			Constant Default Rate	2.04% - 4.50% (3.61%)
			Yield (Discount Rate of Cash Flows)	1.13% - 4.05% (2.27%)

Asset-Backed Securities	376

	490	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.90% - 199.00% (18.33%)

Commercial Mortgage-Backed Securities	490

	442	Discounted Cash Flow	Constant Prepayment Rate	20.00% - 25.00% (21.58%)
			Yield (Discount Rate of Cash Flows)	2.73% - 4.01% (3.14%)

Collateralized Mortgage Obligations	442

Total	$1,308

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

For the period ended March 31, 2021
Security Description	Value at December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Emerging Markets Equity Fund Class R6 Shares(a)	$12,847	$—	$6,902	$1,582		$(1,710)	$5,817	135	$—		$—
JPMorgan High Yield Fund Class R6 Shares(a)	19,120	219	1,469	63		123	18,056	2,511	219		—
JPMorgan Large Cap Value Fund Class R6 Shares(a)	—	5,943	—	—		459	6,402	328	10		—
JPMorgan Mortgage-Backed Securities Fund Class R6 Shares(a)	1,187	5	—	—		(8)	1,184	103	5		—
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09%(a)(b)	6,489	23,014	26,895	—	(c)	(1)	2,607	2,606	1		—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13%(a)(b)	600	6,000	2,400	—	(c)	— (c)	4,200	4,199	—	(c)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04%(a)(b)	133	4,009	2,695	—		—	1,447	1,447	—	(c)	—

Total	$40,376	$39,190	$40,361	$1,645		$(1,137)	$39,713		$235		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than one thousand.

C. Derivatives — The Portfolio used instruments including futures contracts and forward foreign currency exchange contracts, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Portfolio can invest, to hedge portfolio investments or to generate income or gain to the Portfolio. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Portfolio may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Portfolio to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Portfolio’s risk of loss associated with these instruments may exceed their value.

The Portfolio is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Portfolio’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Portfolio in the event the Portfolio’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Portfolio to exercise rights, to the extent not otherwise waived, against a counterparty (e.g. decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Portfolio often include the ability to terminate (i.e. close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Portfolio. The ISDA agreements give the Portfolio and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Portfolio.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Portfolio used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Portfolio may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Portfolio to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Portfolio to unlimited risk of loss. The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Portfolio’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Portfolio is exposed to foreign currency risks associated with some or all of the portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Portfolio also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Portfolio’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Portfolio may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.